Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	001-39317
Entity Registrant Name	ON Semiconductor Corporation
Entity Central Index Key	0001097864
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-3840979
Entity Address, Address Line One	5701 N. Pima Road
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85250
City Area Code	602
Local Phone Number	244-6600
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false